Note 9 - Dividends Distribution (Details Textual) - USD ($) $ / shares in Units, $ in Thousands									6 Months Ended		12 Months Ended
	Nov. 22, 2017	Nov. 01, 2017	May 24, 2017	Nov. 23, 2016	May 25, 2016	Nov. 25, 2015	May 20, 2015	Nov. 27, 2014	May 25, 2016	May 20, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 03, 2017	May 04, 2016	May 06, 2015
Statement Line Items [Line Items]
Dividends recognised as distributions to owners per share		$ 0.13
Dividends payable, amount per ads		$ 0.26
Dividends recognised as distributions to owners	$ 153,000		$ 484,000						$ 531,200	$ 531,200	$ 508,020	$ 536,720	$ 534,192
Dividends payable, amount per share including interim dividend														$ 0.41	$ 0.45	$ 0.45
Dividends payable, amount per ads including interim dividend														$ 0.82	$ 0.90	$ 0.90
Dividends paid, ordinary shares per share	$ 0.13		$ 0.28	$ 0.13	$ 0.30	$ 0.15	$ 0.30	$ 0.15
Dividends paid, per ads	$ 0.26		$ 0.56	$ 0.26	$ 0.60	$ 0.30	$ 0.60	$ 0.30